Note 1 - Corporate Information	9 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
1.	CORPORATE INFORMATION

Lingo Media Corporation (“Lingo Media” or the “Company”) is a publicly listed company incorporated in Canada with limited liability under the legislation of the Province of Ontario and its shares are listed on the TSX Venture Exchange and inter-listed on the OTC Marketplace. The consolidated financial statements of the Company as at and for the period ended
September 30, 2019
comprise the Company and its wholly owned subsidiaries: Lingo Learning Inc., ELL Technologies Ltd., ELL Technologies Limited, Vizualize Technologies Corporation,
Speak2Me
Inc., Parlo Corporation and Lingo Group Limited (the “Group”).

Lingo Media is an EdTech company that is ‘
Changing
the
way
the
world
learns
English
’. The Group provides online and print-based solutions through its two
distinct business units: ELL Technologies Ltd. (“ELL Technologies”) and Lingo Learning Inc. (“Lingo Learning”). ELL Technologies is a global English language learning multi-media and online training company. Lingo Learning is a print-based publisher of English language learning school programs in China.

The head office, principal address and registered and records office of the Company is located at
151
Bloor Street West, Suite
703,
Toronto, Ontario, Canada,
M5S
1S4.